Basis of Presentation, Summary of Material Accounting Policies and Critical Judgments, Estimates and Assumptions (Policies)	9 Months Ended
Sep. 30, 2025
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Statement of Compliance
Statement of Compliance — The interim condensed consolidated financial statements ("interim financial statements") have been prepared in accordance with International Accounting Standards ("IAS") 34, Interim Financial Reporting ("IAS 34"), as issued by the International Accounting Standards Board ("IASB"). Certain information and footnote disclosures normally included in the annual audited consolidated financial statements prepared in accordance with International Financial Reporting Standards (“IFRS”) Accounting Standards, as issued by the IASB, have been omitted or condensed. These interim financial statements should be read in conjunction with the consolidated financial statements and notes thereto included in GlobalFoundries' Annual Report on Form 20-F for the year ended December 31, 2024. The interim financial statements have been prepared on a basis consistent with the accounting policies disclosed in the December 31, 2024 audited consolidated financial statements.
The interim financial statements are unaudited and reflect adjustments (consisting of normal recurring adjustments) that are, in the opinion of management, necessary to provide a fair statement of results for the interim periods in accordance with IAS 34 as issued by the IASB.
The interim financial statements were authorized by the Audit, Risk and Compliance Committee of GlobalFoundries’ Board of Directors on November 12, 2025, to be issued and subsequent events have been evaluated for their potential effect on the interim financial statements through November 12, 2025.

Summary of Material Accounting Policies and Critical Judgments, Estimates and Assumptions
Summary of Material Accounting Policies and Critical Judgments, Estimates and Assumptions — The summary of material accounting policies and critical judgments, estimates and assumptions adopted in the preparation of the interim financial statements are consistent with those followed in the preparation of the Company's annual audited consolidated financial statements contained in our Annual Report on Form 20-F for the year ended December 31, 2024 except for the additions to the Business Combination accounting policy as described below.
Business Combinations — The Company accounts for its business combinations using the acquisition method of accounting. The purchase price of acquisitions is allocated to the assets, including separately identifiable assets acquired and the liabilities assumed based on their estimated fair value as of the acquisition date. The excess of the purchase price over the estimated fair values of identifiable assets and liabilities is recorded as goodwill. The acquired intangible assets consisting of the trademark, developed technology, in-process research and development and customer relationships are recorded at fair value at the date of acquisition, based on management’s estimates. Acquisition-related expenses are expensed as incurred.

Recent Accounting Pronouncements, Not Adopted
Recent Accounting Pronouncements, Not Adopted:
The Company has not adopted the following new, revised or amended IFRS standards that have been issued by the IASB that are not yet effective:
Classification and Measurement of Financial Instruments (Amendments to IFRS 9, Financial Instruments and IFRS 7, Financial Instruments: Disclosures) — The amendments clarify the requirements for the timing of recognition and derecognition of certain financial assets and liabilities, add further guidance for assessing whether a financial asset meets the solely payments of principal and interest criterion and add new disclosures for certain instruments with contractual terms that can change cash flows. The effective date for adoption of these amendments is annual periods beginning on or after January 1, 2026. The Company does not expect a material impact to the financial statements upon adoption of these amendments.
Annual Improvements to IFRS Accounting Standards — Volume 11 — These narrow-scope amendments relate to clarifications, simplifications, corrections or changes to improve consistency in the following IFRSs: IFRS 7, Financial Instruments: Disclosures, IFRS 9, Financial Instruments, IFRS 10, Consolidated Financial Instruments and IAS 7, Statement of Cash Flows. The effective date for adoption of these amendments is annual periods beginning on or after January 1, 2026. The Company does not expect a material impact to the financial statements upon adoption of these amendments.
Contracts Referencing Nature-dependent Electricity — Amendments to IFRS 9 and IFRS 7 — These amendments help entities better report the financial effects of nature-dependent electricity contracts, which are often structured as power purchase agreements. The amendments include clarifying the application of the own-use requirements, permitted hedge accounting if these contracts are used as hedging instruments and adding new disclosure requirements to enable investors to understand the effect of these contracts on an entity’s financial performance and cash flows. The amendments are effective for annual periods beginning on or after January 1, 2026. The Company expects these amendments may require certain additional disclosures going forward, but does not expect a material impact to the financial statements upon adoption of these amendments.
IFRS 18, Presentation and Disclosure in Financial Statements ("IFRS 18") — This new standard will replace IAS 1, Presentation of Financial Statements. The key concepts in IFRS 18 relate to the structure of the statement of profit or loss, required disclosures in the financial statements for certain management-defined performance measures and enhanced principles on aggregation and disaggregation which apply to the primary financial statements and notes in general.
•IFRS 18 introduces new requirements for presentation within the statement of profit or loss, including specified totals and subtotals. Entities are required to classify all income and expenses within the statement of profit or loss into one of five categories: operating, investing, financing, income taxes and discontinued operations, whereof the first three are new.
•IFRS 18 also requires disclosure of newly defined management-defined performance measures, subtotals of income and expenses, and includes new requirements for aggregation and disaggregation of financial information based on the identified ‘roles’ of the primary financial statements and the notes to the financial statements.
•In addition, narrow-scope amendments have been made to IAS 7, Statement of Cash Flows, which include changing the starting point for determining cash flows from operations under the indirect method, from ‘profit or loss’ to ‘operating profit or loss’ and removing the optionality around classification of cash flows from dividends and interest. In addition, there are consequential amendments to several other standards.
The effective date for adoption of this standard is annual periods beginning on or after January 1, 2027, and earlier adoption is permitted. Retrospective application is required.
The financial impact is not yet known or reasonably estimable as of the date the accompanying financial statements were authorized for issue. The Company continues to evaluate the impact of the aforementioned standard on its financial position and performance and related applicable periods.
New Legislation — On July 4, 2025, the One Big Beautiful Bill Act ("OBBBA") was signed into law in the United States, which contained significant tax legislation that is expected to impact the Company. We expect to see a positive impact as a result of an increase to the Advanced Manufacturing Investment Tax Credit ("AMITC") under the CHIPS Act from 25% to 35% beginning in tax year 2026. The OBBBA also allows for immediate deduction of certain research and development costs rather than capitalization and amortization, expands accelerated tax depreciation, and contains various international tax law changes. Due to the non-recognition of net deferred tax assets in the U.S. under IAS 12 and because the Company is subject to CAMT, there is no material financial statement impact in the current period related to the Internal Revenue Code ("IRC") 174 or bonus depreciation changes. The Company anticipates a material change to its income tax disclosures for unrecognized deferred tax assets for the year ending December 31, 2025.

Earnings Per Share
Basic earnings per share ("EPS") is based upon the weighted average number of common shares outstanding during the period. Diluted earnings per share is based upon the weighted average number of common shares outstanding during the period, assuming the issuance of common shares for all potentially dilutive common shares outstanding.